LOOMIS SAYLES FUNDS I

May 5, 2022

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:   Loomis Sayles Funds I

(File Nos.: 333-22931 and 811-08282)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectus for the Loomis Sayles Bond Fund and Loomis Sayles Investment Grade Fixed Income Fund and the Statement of Additional Information for the Loomis Sayles Bond Fund and Loomis Sayles Investment Grade Fixed Income Fund each dated May 1, 2022, and each a series of Loomis Sayles Funds I, do not differ from those which are contained in Post-Effective Amendment No. 74 that was filed electronically on April 29, 2022.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary